INVENTORIES	6 Months Ended
Jun. 30, 2022
Classes of current inventories [abstract]
INVENTORIES
9.	INVENTORIES

	June 30, 2022	December 31, 2021
	US$‘000	US$‘000
Raw materials and consumables	13,954	13,650
Work-in-progress	4,455	5,546
Finished goods	10,700	9,927

	29,109	29,123

All inventories are stated at the lower of cost or net realisable value. The replacement cost of inventories does not differ from cost. Total inventories for the Group are shown net of provisions of US$12,698,000 (2021: US$12,063,000).